Costs and Expenses by Nature	12 Months Ended
Dec. 31, 2021
Costs and Expenses by Nature
Costs and Expenses by Nature

25              Costs and Expenses by Nature

	December 31, 2021	December 31, 2020	December 31, 2019
Salaries and payroll charges	(274,581)	(279,523)	(200,621)
Raw materials and productions costs	(185,862)	(216,791)	(238,635)
Editorial costs	(71,705)	(52,794)	(61,281)
Depreciation and amortization	(211,156)	(174,088)	(164,932)
Copyright	(58,885)	(59,597)	(61,975)
Advertising and publicity	(77,655)	(88,965)	(60,416)
Utilities, cleaning and security	(25,505)	(19,499)	(11,869)
Rent and condominium fees	(17,775)	(14,278)	(20,375)
Third-party services	(25,758)	(23,904)	(26,406)
Travel	(8,747)	(8,760)	(12,471)
Consulting and advisory services	(23,395)	(25,269)	(16,028)
Impairment losses on trade receivables	(32,726)	(25,015)	(4,297)
Material	(3,523)	(3,708)	(1,087)
Taxes and contributions	(2,808)	(2,066)	(3,278)
Reversal for tax, civil and labor risks	1,986	2,092	3,325
Provision for obsolete inventories	(22,117)	(4,057)	(6,831)
Income from lease and sublease agreements with related parties	15,939	21,683	-
Other income, net	5,554	4,283	(20,052)
	(1,018,719)	(970,256)	(907,229)
Cost of sales and services	(396,829)	(378,003)	(447,049)
Commercial expenses	(164,439)	(165,169)	(184,592)
General and administrative expenses	(430,279)	(406,352)	(276,427)
Impairment loss on accounts receivable	(32,726)	(25,015)	(4,297)
Other operating income, net	5,554	4,283	5,136
	(1,018,719)	(970,256)	(907,229)